Short Term Loans - Additional Information (Detail) $ in Thousands, ¥ in Millions														12 Months Ended
	Apr. 06, 2016 CNY (¥)	Mar. 30, 2016 CNY (¥)	Mar. 07, 2016	Feb. 06, 2016	Jan. 07, 2016	Dec. 28, 2015 CNY (¥)	Dec. 08, 2015	Nov. 08, 2015	Oct. 26, 2015 USD ($)	Oct. 09, 2015 CNY (¥)	Feb. 12, 2015 CNY (¥)	Feb. 02, 2015 CNY (¥)	Dec. 23, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 06, 2016 USD ($)	Mar. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Oct. 09, 2015 USD ($)	Jun. 30, 2015 USD ($)	Feb. 12, 2015 USD ($)	Feb. 02, 2015 USD ($)	Dec. 23, 2014 USD ($)	Sep. 05, 2012 USD ($)	Jun. 25, 2012 USD ($)
Short-term Debt [Line Items]
Proceeds from short-term borrowing															$ 14,734					$ 21,402
Repayment to short-term loans														$ 14,728	1,100
Unpaid accumulated interest															407					19
Loan fully repaid period														Apr. 05, 2016
Interest Expenses														$ 968	293	$ 115
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited)
Short-term Debt [Line Items]
Annual interest rate																2.00%
Repayment to short-term loans															$ 1,100
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Minimum
Short-term Debt [Line Items]
Maturity period of loans															1 year
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loan A
Short-term Debt [Line Items]
Proceeds from short-term borrowing																												$ 5,350
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loan B
Short-term Debt [Line Items]
Proceeds from short-term borrowing																											$ 5,000
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loan C
Short-term Debt [Line Items]
Proceeds from short-term borrowing																											$ 5,000
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited) | Loans Payable
Short-term Debt [Line Items]
Principle of borrowings																							$ 14,250
Unpaid accumulated interest																							$ 545
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Short-term Debt [Line Items]
Proceeds from short-term borrowing						¥ 2							¥ 3								$ 309					$ 487
Maturity period of loans						12 months							11 months
Annual interest rate						6.525%							8.40%								6.525%					8.40%
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Short-term Debt [Line Items]
Proceeds from short-term borrowing												¥ 20													$ 3,087
Maturity period of loans												12 months
Annual interest rate												7.00%													7.00%
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China") | Subsequent Event
Short-term Debt [Line Items]
Proceeds from short-term borrowing	¥ 20																$ 3,087
Maturity period of loans	12 months
Annual interest rate	5.22%																5.22%
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Short-term Debt [Line Items]
Proceeds from short-term borrowing																			¥ 20	3,087
Carrying value of the pledged property																				3,836
Loan fully repaid period														2016-02
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Short-term Debt [Line Items]
Proceeds from short-term borrowing											¥ 40								40	6,175				$ 6,175
Maturity period of loans											12 months			12 months
Annual interest rate											6.16%													6.16%
Carrying value of the pledged property																				2,851
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Subsequent Event
Short-term Debt [Line Items]
Proceeds from short-term borrowing		¥ 40																$ 6,175
Maturity period of loans		12 months
Annual interest rate		5.22%																5.22%
Beijing Yaxunxinwang Technology Limited ("Yaxunxinwang")
Short-term Debt [Line Items]
Proceeds from short-term borrowing										¥ 20									¥ 20	3,087		$ 3,087
Maturity period of loans										30 days
Annual interest rate										30.00%												30.00%
Carrying value of the pledged property																				2,851
Loan fully repaid period														Apr. 05, 2016
Renewal period of loans							30 days	30 days
Beijing Yaxunxinwang Technology Limited ("Yaxunxinwang") | Subsequent Event
Short-term Debt [Line Items]
Renewal period of loans			30 days	30 days	30 days
Techfaith Intelligent Handset Technolog (Hong Kong) Limited ("Techfaith HK") (formerly known as First Achieve Technology Ltd.)
Short-term Debt [Line Items]
Proceeds from short-term borrowing									$ 7,200
Maturity period of loans									12 months
Annual interest rate									2.3319%
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Short-term Debt [Line Items]
Proceeds from short-term borrowing																				7,200
Carrying value of the pledged property																				$ 22,866